Hedging Transactions (Summary of Notional Values and Pretax Impact in Fair Values of Net Investment Hedges) (FY) (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Amounts Reclassified from OCI				$ 1,000,000	$ 0	$ 3,000,000
Net investment hedging | Foreign currency denominated debt
Derivative Instruments, Gain (Loss) [Line Items]
Nonderivative hedging instruments	$ 530,000,000	$ 530,000,000	$ 0	546,000,000	$ 0
Loss Recognized in OCI	4,000,000	16,000,000		(19,000,000)
Amounts Reclassified from OCI	$ 0	$ 0		$ 0